PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Solution 2030 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 12.0%
76,200  Schwab U.S. TIPS
ETF
$ 2,053,590
2.9
53,226  Vanguard FTSE
Developed Markets
ETF
3,189,302
4.5
20,106  Vanguard FTSE
Emerging Markets ETF
1,089,343
1.6
36,971  Vanguard Long-Term
Treasury ETF
2,102,171
3.0
Total Exchange-Traded
Funds
(Cost $7,574,762)
8,434,406
12.0
MUTUAL FUNDS : 87.9%
Affiliated Investment Companies : 87.9%
196,618  Voya High Yield Bond
Fund - Class R6
1,384,191
2.0
1,569,774  Voya Intermediate
Bond Fund - Class R6
13,908,200
19.8
353,377  Voya Large Cap Value
Portfolio - Class R6
2,038,986
2.9
120,326  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
1,480,007
2.1
587,809  Voya Multi-Manager
International Equity
Fund - Class I
7,382,876
10.5
155,982  Voya Multi-Manager
Mid Cap Value Fund
- Class I
1,539,537
2.2
25,264  Voya Russell
TM
Large
Cap Growth Index
- Class I
2,158,767
3.1
145,874  Voya Short Duration
Bond Fund - Class R6
1,369,761
2.0
12,019  Voya Small Cap
Growth Fund - Class
R6
562,630
0.8
56,529  Voya Small Company
Fund - Class R6
892,027
1.3
664,144  Voya U.S. Stock Index
Portfolio - Class I
13,827,471
19.7
447,132  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
4,176,216
6.0
67,709  VY
®
Invesco Comstock
Portfolio - Class I
1,384,646
2.0
256,071  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
6,878,066
9.8
105,025  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
1,198,334
1.7
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
15,446  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 1,418,902
2.0
Total Mutual Funds
(Cost $58,159,405)
61,600,617
87.9
Total Long-Term
Investments
(Cost $65,734,167)
70,035,023
99.9
Total Investments in
Securities
(Cost $65,734,167) $ 70,035,023 99.9
Assets in Excess of
Other Liabilities 46,781 0.1
Net Assets $ 70,081,804 100.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
2
Voya Solution 2030 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 8,434,406 $ — $ — $ 8,434,406
Mutual Funds 61,600,617 — — 61,600,617
Total Investments, at fair value $ 70,035,023 $ — $ — $ 70,035,023
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya High Yield Bond Fund - Class
R6
$ 1,170,126 $ 381,012 $ (180,510) $ 13,563 $ 1,384,191 $ 63,379 $ 8,733 $ —
Voya Intermediate Bond Fund -
Class R6
11,686,415 4,614,396 (2,755,349) 362,738 13,908,200 434,262 (12,315) —
Voya Large Cap Value Portfolio -
Class R6
1,653,567 805,061 (263,064) (156,578) 2,038,986 769 6,172 299,330
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
1,123,972 458,920 (406,650) 303,765 1,480,007 — 62,346 —
Voya Multi-Manager International
Equity Fund - Class I
6,009,783 1,969,366 (1,703,346) 1,107,073 7,382,876 — 276,653 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
1,368,245 961,050 (853,468) 63,710 1,539,537 — (25,997) —
Voya Russell
TM
Large Cap Growth
Index - Class I
1,799,887 1,414,182 (876,254) (179,048) 2,158,767 4,691 382,886 262,317
Voya Short Duration Bond Fund -
Class R6
1,466,455 398,459 (501,089) 5,936 1,369,761 47,544 3,077 —
Voya Small Cap Growth Fund -
Class R6
401,982 191,052 (74,434) 44,030 562,630 — 13,263 —
Voya Small Company Fund - Class
R6
959,125 253,037 (341,068) 20,933 892,027 — 43,599 —
Voya U.S. Stock Index Portfolio -
Class I
10,363,009 5,108,953 (1,765,096) 120,605 13,827,471 6,662 319,938 1,365,670
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
3,485,274 1,297,781 (669,643) 62,804 4,176,216 150,315 (12,310) —
VY
®
Invesco Comstock Portfolio -
Class I
1,106,927 489,645 (199,817) (12,109) 1,384,646 4,124 2,442 155,186
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
5,767,491 2,291,587 (1,021,699) (159,313) 6,878,066 34,149 (118,516) 901,311
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
1,373,120 1,007,735 (1,106,077) (76,444) 1,198,334 — 86,818 106,342
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
1,178,490 595,984 (179,550) (176,022) 1,418,902 — 109,859 256,153
$ 50,913,868 $ 22,238,220 $ (12,897,114) $ 1,345,643 $ 61,600,617 $ 745,895 $ 1,146,648 $ 3,346,309
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
3
Voya Solution 2030 Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 4,409,404
Gross Unrealized Depreciation (108,549)
Net Unrealized Appreciation $ 4,300,855